UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

Vert Global Sustainable Real Estate Fund

Semi-Annual Report
December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.vertfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-740-VERT, sending an e-mail request to info@vertasset.com, or by enrolling at www.vertfunds.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund you can call 1-844-740-VERT or send an e-mail request to info@vertasset.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Vert Global Sustainable Real Estate Fund

Table of Contents

Sector & Country Allocations	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Expense Example	23
Approval of the Investment Advisory Agreement and Sub-Advisory Agreement	25
Notice to Shareholders	29
Privacy Notice	30

Vert Global Sustainable Real Estate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2019 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2019 (Unaudited)

United States	65.1%
Japan	8.2%
United Kingdom	6.5%
Australia	5.9%
France	5.7%
Hong Kong	2.7%
Singapore	1.7%
Belgium	0.6%
South Africa	0.6%
Canada	0.4%
Germany	0.3%
New Zealand	0.3%
Netherlands	0.2%
Mexico	0.2%
Guernsey	0.1%
Short-Term Investments and Other	1.5%

Percentages represent market value as a percentage of net assets.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at December 31, 2019 (Unaudited)

	Number of
REITS – 98.5%	Shares	Value
Diversified REITs – 12.0%
Activia Properties, Inc. (b)	34	$170,392
American Assets Trust, Inc.	2,397	110,022
Charter Hall Long Wale REIT (b)	21,508	83,003
Cofinimmo SA (b)	1,197	175,891
Covivio (b)	2,410	273,705
Empire State Realty Trust, Inc.	7,826	109,251
Gecina SA (b)	2,324	416,052
Goodman Property Trust (b)	13,075	19,552
GPT Group (b)	91,989	362,349
Growthpoint Properties Australia Ltd. (b)	13,501	39,325
Growthpoint Properties Ltd. (b)	54,303	85,723
Hulic Reit, Inc. (b)	56	101,635
ICADE (b)	1,385	150,809
Kenedix Office Investment Corp. (b)	21	162,252
Land Securities Group PLC (b)	34,225	449,258
LondonMetric Property PLC	34,319	107,557
Mirvac Group (b)	196,914	440,752
Morguard Real Estate Investment Trust	2,403	21,818
NIPPON REIT Investment Corp. (b)	20	87,985
Nomura Real Estate Master Fund, Inc. (b)	210	359,212
Premier Investment Corp. (b)	72	101,876
Redefine Properties Ltd. (b)	294,225	158,813
Schroder Real Estate Investment Trust Ltd. (b)	45,940	33,651
Sekisui House Reit, Inc. (b)	210	176,651
Stockland (b)	119,890	388,990
Tokyu REIT, Inc. (b)	45	85,335
United Urban Investment Corp. (b)	87	163,391
Washington Real Estate Investment Trust	4,109	119,901
		4,955,151
Health Care REITs – 8.7%
Healthpeak Properties, Inc.	25,818	889,946
Ventas, Inc.	17,908	1,034,008
Welltower, Inc.	20,437	1,671,338
		3,595,292

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2019 (Unaudited)

	Number of
REITS – 98.5% (Continued)	Shares	Value
Hotel & Resort REITs – 2.3%
DiamondRock Hospitality Co.	9,789	$108,462
Hersha Hospitality Trust	1,877	27,310
Host Hotels & Resorts, Inc.	35,572	659,861
Pebblebrook Hotel Trust	6,570	176,142
		971,775
Industrial REITs – 9.7%
Frasers Logistics & Industrial Trust (b)	88,000	81,133
Goodman Group (b)	28,473	267,566
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,492	112,373
Industrial & Infrastructure Fund Investment Corp. (b)	83	126,599
LaSalle Logiport REIT (b)	55	81,756
Nippon Prologis REIT, Inc. (b)	105	267,425
PLA Administradora Industrial S de RL de CV (b)	40,673	66,686
Prologis Property Mexico SA de CV (b)	14,200	31,543
Prologis, Inc.	22,625	2,016,792
Rexford Industrial Realty, Inc.	3,200	146,144
Segro PLC (b)	54,791	652,427
STAG Industrial, Inc.	5,200	164,164
		4,014,608
Office REITs – 18.7%
Alexandria Real Estate Equities, Inc.	5,580	901,616
Allied Properties Real Estate Investment Trust	2,212	88,698
Alstria Office REIT-AG (b)	7,008	131,670
Befimmo SA (b)	1,172	71,122
Boston Properties, Inc.	7,873	1,085,372
Brandywine Realty Trust	8,699	137,009
CapitaLand Commercial Trust (b)	142,100	210,451
Columbia Property Trust, Inc.	6,267	131,043
Corporate Office Properties Trust	5,031	147,811
Cousins Properties, Inc.	6,971	287,205
Cromwell Property Group (b)	98,816	81,528
Derwent London PLC (b)	5,770	306,484
Dexus Property Group (b)	52,213	429,806
Dream Office Real Estate Investment Trust	1,900	45,549
Equity Commonwealth	6,146	201,773
Franklin Street Properties Corp.	5,973	51,129

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2019 (Unaudited)

	Number of
REITS – 98.5% (Continued)	Shares	Value
Office REITs – 18.7% (Continued)
Great Portland Estates PLC (b)	11,179	$127,595
Hudson Pacific Properties, Inc.	7,311	275,259
Ichigo Office REIT Investment (b)	63	65,403
Japan Excellent, Inc. (b)	56	90,606
Japan Prime Realty Investment Corp. (b)	38	167,081
JBG SMITH Properties	5,891	234,992
Keppel REIT (b)	83,500	76,984
Kilroy Realty Corp.	5,463	458,346
Manulife US Real Estate Investment Trust (b)	66,309	66,309
McKay Securities PLC (b)	283	1,038
MCUBS MidCity Investment Corp. (b)	83	90,109
Mori Hills REIT Investment Corp. (b)	89	147,920
Office Properties Income Trust	2,667	85,717
Orix JREIT, Inc. (b)	82	177,739
Paramount Group, Inc.	9,082	126,421
Piedmont Office Realty Trust, Inc.	6,663	148,185
Precinct Properties New Zealand Ltd. (b)	19,789	24,450
SL Green Realty Corp.	3,975	365,223
Vornado Realty Trust	8,417	559,731
Workspace Group PLC (b)	7,034	110,690
		7,708,064
Residential REITs – 14.1%
Advance Residence Investment Corp. (b)	64	202,863
AvalonBay Communities, Inc.	6,524	1,368,083
Equity LifeStyle Properties, Inc.	8,640	608,170
Equity Residential	17,934	1,451,219
Essex Property Trust, Inc.	2,032	611,348
Kenedix Residential Next Investment Corp. (b)	44	82,853
Killam Apartment Real Estate Investment Trust	1,800	26,254
Mid-America Apartment Communities, Inc.	2,821	371,977
NexPoint Residential Trust, Inc.	1,016	45,720
Nippon Accommodations Fund, Inc. (b)	22	138,898
Sun Communities, Inc.	4,641	696,614
UMH Properties, Inc.	900	14,157
The UNITE Group PLC (b)	13,843	231,041
		5,849,197

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2019 (Unaudited)

	Number of
REITS – 98.5% (Continued)	Shares	Value
Retail REITs – 18.4%
Alexander’s, Inc.	95	$31,383
Altarea SCA (b)	123	27,939
British Land Company PLC (b)	42,867	362,723
CapitaLand Mall Trust (b)	147,900	270,740
Charter Hall Retail REIT (b)	18,327	54,929
Eurocommercial Properties NV (b)	1,959	54,936
Federal Realty Investment Trust	1,892	243,557
Hammerson PLC (b)	38,592	157,787
Japan Retail Fund Investment Corp. (b)	135	290,507
Kenedix Retail REIT Corp. (b)	22	55,985
Kimco Realty Corp.	20,717	429,049
Kiwi Property Group Ltd. (b)	71,881	75,522
Klepierre SA (b)	9,789	372,414
Link REIT (b)	103,500	1,096,477
Macerich Co.	5,419	145,879
Mercialys SA (b)	1,700	23,512
Regency Centers Corp.	8,498	536,139
Shaftesbury PLC (b)	6,832	85,761
Simon Property Group, Inc.	12,630	1,881,365
Unibail-Rodamco-Westfield (b)	6,420	1,012,870
Unibail-Rodamco-Westfield CDI (b)	8,820	69,194
Vastned Retail NV (b)	465	13,927
Vicinity Centres (b)	158,893	277,914
Wereldhave NV (b)	1,360	30,730
		7,601,239
Specialized REITs – 14.6%
American Tower Corp.	8,912	2,048,156
Big Yellow Group PLC (b)	7,148	113,530
Digital Realty Trust, Inc.	10,113	1,210,930
Equinix, Inc.	3,511	2,049,371
Iron Mountain, Inc.	14,175	451,757
QTS Realty Trust, Inc.	2,800	151,956
		6,025,700
TOTAL REITS
(Cost $37,656,530)		40,721,026

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2019 (Unaudited)

	Number of
SHORT-TERM INVESTMENTS – 0.4%	Shares	Value
MONEY MARKET FUND – 0.4%
Invesco STIT – Government & Agency Portfolio –
Class I, 1.51% (a)	162,736	$162,736
TOTAL SHORT-TERM INVESTMENTS
(Cost $162,736)		162,736
TOTAL INVESTMENTS
(Cost $37,819,266) – 98.9%		40,883,762
Other Assets in Excess of Liabilities – 1.1%		450,317
TOTAL NET ASSETS – 100.00%		$41,334,079

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	The rate shown represents the fund’s 7-day yield as of December 31, 2019.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost of $37,819,266)	$40,883,762
Foreign currencies, at value (cost $272,980)	275,977
Receivables:
Fund shares sold	194,135
Dividends and interest	223,179
Return of Capital	585
Due from advisor	9,288
Prepaid expenses	19,130
Total assets	41,606,056

Liabilities:
Payables:
Securities purchased	239,681
Administration and fund accounting fees	16,457
Reports to shareholders	2,491
Custody fees	4,759
Transfer agent fees and expenses	6,280
Other accrued expenses	2,309
Total liabilities	271,977

Net assets	$41,334,079

Net assets consist of:
Paid in capital	$39,183,559
Total accumulated earnings	2,150,520
Net assets	$41,334,079

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	41,334,079
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	3,803,031
Net asset value, offering price and redemption price per share	$10.87

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $27,983)	$629,825
Interest	2,036
Total investment income	631,861

Expenses:
Investment advisory fees (Note 4)	70,692
Administration and fund accounting fees (Note 4)	46,008
Transfer agent fees and expenses	17,880
Legal fees	14,757
Custody fees	13,290
Federal and state registration fees	10,990
Compliance expense	8,004
Audit fees	7,535
Trustees’ fees and expenses	5,906
Reports to shareholders	3,404
Other	5,283
Total expenses before reimbursement from advisor	203,749
Expense reimbursement from advisor (Note 4)	(115,384)
Net expenses	88,365
Net investment income	543,496

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments	49,771
Foreign currency related transactions	3,064
Long-term capital gain distributions from
regulated investment companies	844
Net change in unrealized gain on:
Investments	1,775,746
Foreign currency related transactions	2,630
Net realized and unrealized gain on investments	1,832,055
Net increase in net assets resulting from operations	$2,375,551

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
Operations:
Net investment income	$543,496	$468,914
Net realized gain (loss) on investments	53,679	(315,156)
Net change in unrealized appreciation on investments	1,778,376	1,344,670
Net increase in net assets
resulting from operations	2,375,551	1,498,428
Distributions:
Distributable earnings	(1,223,127)	(618,549)
Total distributions	(1,223,127)	(618,549)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	17,410,746	17,515,487
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	1,198,892	601,571
Cost of shares redeemed
Institutional shares	(2,613,241)	(2,723,749)
Redemption fees retained
Institutional shares	1,288	8,109
Net increase in net assets
from capital share transactions	15,997,685	15,401,418
Total increase in net assets	17,150,109	16,281,297
Net Assets:
Beginning of period	24,183,970	7,902,673
End of period	$41,334,079	$24,183,970
Changes in Shares Outstanding:
Shares sold
Institutional shares	1,617,495	1,751,841
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	112,119	60,616
Shares redeemed
Institutional shares	(240,873)	(277,984)
Net increase in shares outstanding	1,488,741	1,534,473

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares
	Six Months Ended			October 31, 2017
	December 31, 2019		Year Ended	through
	(Unaudited)		June 30, 2019	June 30, 2018*
Net Asset Value – Beginning of Period	$10.45		$10.13	$10.00

Income from Investment Operations:
Net investment income[1]	0.18		0.28	0.23
Net realized and unrealized
gain (loss) on investments	0.70		0.38	(0.05)
Total from investment operations	0.88		0.66	0.18

Less Distributions:
Dividends from net investment income	(0.46)		(0.33)	(0.05)
Distributions from net realized gains	—		(0.01)	—
Total distributions	(0.46)		(0.34)	(0.05)

Redemption Fees[3]	—	[2]	— [2]	—	[2]

Net Asset Value – End of Period	$10.87		$10.45	$10.13

Total Return	7.39	%^	6.64%	1.79	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$41,334		$24,184	$7,903
Ratio of operating expenses
to average net assets:
Before reimbursements	1.15	%+	1.92%	5.16	%+
After reimbursements	0.50	%+	0.50%	0.50	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	2.65	%+	1.36%	(1.18	)%+
After reimbursements	3.30	%+	2.78%	3.48	%+
Portfolio turnover rate	8	%^	10%	11	%^

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on the Fund’s 2018 and 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to most shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  The Fund eliminated the redemption fee on October 31, 2019.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

H.
Events Subsequent to the Period End:  In preparing the financial statements as of December 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

I.
Recent Accounting Pronouncements:  In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2019, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,704,950	$3,250,201	$—	$4,955,151
Health Care REITs	3,595,292	—	—	3,595,292
Hotel & Resort REITs	971,775	—	—	971,775
Industrial REITs	2,618,835	1,395,773	—	4,014,608
Office REITs	6,250,347	1,457,717	—	7,708,064
Residential REITs	5,646,334	202,863	—	5,849,197
Retail REITs	4,819,264	2,781,975	—	7,601,239
Specialized REITs	5,912,170	113,530	—	6,025,700
Total REITs	31,518,967	9,202,059	—	40,721,026
Short-Term Investments	162,736	—	—	162,736
Total Investments in Securities	$31,681,703	$9,202,059	$—	$40,883,762

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2019, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund.  For the six months ended December 31, 2019, the Fund incurred $70,692 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Institutional Shares	0.50%

For the six months ended December 31, 2019, the Advisor reduced its fees and absorbed Fund expenses in the amount of $115,384 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2022, unless terminated sooner by, or with the consent of, the Board.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2021	6/30/2022	12/31/2022	Total
$151,481	$239,547	$115,384	$506,412

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended December 31, 2019, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$46,008
Custody	$13,290
Transfer agency(a)	$12,199

(a) Does not include out-of-pocket expenses.

At December 31, 2019, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$16,457
Custody	$ 4,759
Transfer agency(a)	$ 3,980

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator. A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$17,754,986	$2,745,409

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2019, the Fund’s most recent fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$23,199,499
Gross unrealized appreciation	2,296,809
Gross unrealized depreciation	(1,453,194)
Net unrealized appreciation	843,615
Undistributed ordinary income	463,627
Undistributed long-term capital gain	—
Total distributable earnings	463,627
Other accumulated gains/(losses)	(309,146)
Total accumulated earnings/(losses)	$998,096

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

As of June 30, 2019, the Fund had long-term tax basis capital losses with no expiration date of $309,518 to offset future capital gains.

The tax character of distributions paid during the six months ended December 31, 2019 and the fiscal year ended June 30, 2019 was as follows:

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
Ordinary income	$1,223,127	$607,941
Long-term capital gains	$—	$10,608
	$1,223,127	$618,549

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk:  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Real Estate Investment Risk:  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2019 (Unaudited)

Real Estate-Related Securities Concentration Risk: The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, Charles Schwab & Co., Inc. held 38% of the outstanding Institutional Shares of the Fund. TD Ameritrade, Inc. held 27% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or TD Ameritrade, Inc. are also owned beneficially.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2019 to December 31, 2019 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
December 31, 2019 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2019	12/31/2019	7/1/2019 – 12/31/2019
Actual
Institutional Shares	$1,000.00	$1,073.90	$2.61

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.62	$2.54

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 12, 2019 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Vert Asset Management, LLC (“Vert”), and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Vert and Dimensional Fund Advisors LP (“DFA”).  At this meeting, and at prior meetings held on October 28, 2019 and August 20, 2019, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in the renewal of the Advisory Agreement and Sub-Advisory Agreement, detailed comparative information relating to the performance of the Fund, as well as the management fee and other expenses of the Fund, due diligence materials relating to Vert and DFA, including Vert’s and DFA’s Form ADV, and other pertinent information.  Based on their evaluation of the information provided as part of the November 12, 2019, October 28, 2019 and August 29, 2019 meetings, as well as information provided by Vert and DFA over the course of the year, the Trustees (including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation Advisory Agreement and Sub-Advisory Agreement, each for an additional one-year term.  The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided.  Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Vert and DFA to the Fund.  The Board considered the services provided by Vert, including sub-adviser evaluation and oversight, security selection, ESG engagement, compliance and Fund marketing, as well as the portfolio management, trading and proxy voting services provided by DFA.  The Trustees noted that Vert would also provide portfolio management services to the Fund going forward with respect to certain securities.  The Trustees considered the specific responsibilities of Vert and DFA in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Jed Fogdall, Allen Pu, and Will Collins-Dean, the Fund’s portfolio managers, and other key personnel at Vert and DFA involved in the day-to-day activities of the Fund.  The Trustees reviewed the information previously provided by Vert and DFA in a due diligence questionnaire, as supplemented to date, including each firm’s experience and a summary of

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

each firm’s compliance program, and Vert’s continuing commitment to the Fund.  The Trustees noted that they had met with Vert in person to discuss Vert and DFA’s services to the Fund and various performance, marketing and compliance updates.  The Trustees also noted any services that extended beyond portfolio management, including the brokerage practices of DFA.  The Trustees discussed Vert’s and DFA’s compliance programs, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of Vert’s and DFA’s compliance programs.  The Trustees concluded that Vert and DFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of the management services provided to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER

The Trustees considered the performance of the Fund for the year-to-date, one-year, and since inception periods ended June 30, 2019.  In assessing the quality of the portfolio management services delivered by Vert, the investment adviser, and DFA, the investment sub-adviser, the Trustees compared the performance of the Fund, on an absolute basis and in comparison to two relevant indices, the S&P Global REIT Index and the Morningstar Global Markets REIT Index.  The Trustees also compared the Fund’s performance to a peer group of global real estate funds (the “Morningstar Peer Group”).  The Board noted that Vert and DFA do not manage any accounts or composites of other separately managed accounts that are similar to the Fund in terms of investment strategy.

The Trustees noted the Fund’s performance for the one-year and since inception periods ended June 30, 2019 in comparison to the S&P Global REIT Index, the Morningstar Global Markets REIT Index, and the Morningstar Peer Group Average, noting that the Fund underperformed both indices and the Morningstar Peer Group Average.  The Trustees discuss the factors that accounted for the underperformance of the Fund as discussed with Vert, including certain REITs that were excluded from the prior primary benchmark, the S&P Global REIT Index.

After considering all of the information, the Trustees concluded the performance of the Fund was satisfactory under applicable market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from Vert and DFA’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services provided by Vert and Vert’s advisory fee, including a review of comparative expense information and other pertinent material with respect to the Vert Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and peer group data.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees also considered the overall profitability of Vert, reviewing Vert’s financial information.  The Trustees also examined a profitability analysis prepared by Vert based on the fees payable under the Advisory Agreement.  The Trustees noted that Vert continues to subsidize the Fund’s expense ratio.  The Trustees considered information about payments made by Vert to Quasar Distributors, LLC, noting that all marketing and distribution fees were paid by Vert out of its reasonable profits.

The Trustees noted that the Fund’s contractual management fee of 0.40% was the lowest in the category, below the Morningstar Peer Group average of 0.83%, which fell in the second quartile.  The Trustees observed that the Fund’s total expense ratio of 0.50% fell within the first quartile, while the average of 1.08% for the Morningstar Peer Group fell within the third quartile.  The Trustees noted that the Fund is the sole client of Vert, so there are no separately managed accounts available for comparison.  The Board noted that, pursuant to a contractual operating expense limitation agreement between Vert and the Fund, Vert has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.50% of the Fund’s average daily net assets, through at least October 31, 2022, unless terminated sooner by, or with the consent of, the Board.

The Trustees concluded that the Fund’s expenses and the management fees paid to Vert were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees did not consider Vert’s level of profitability from its relationship with the Fund to be a material factor given that the Fund was not yet profitable to Vert.

The Trustees then considered the sub-advisory fee paid to DFA by Vert for the services provided as the Fund’s sub-adviser, including Vert’s discussion of the appropriateness of the subadvisory fee.  The Board noted that the subadvisory fee was paid with respect to the portion of the Fund’s portfolio managed by DFA.  The Trustees concluded that the sub-advisory fee paid to DFA by Vert was reasonable.  The Trustees also noted that the sub-advisory fee is paid by Vert, not the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses to the Morningstar Peer Group and discussed potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at an extremely low level.  The Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between Vert and the Fund at the Fund’s current asset level.

Because the sub-advisory fees payable to DFA is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Vert and DFA from their association with the Fund to be material factors.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement and Sub-Advisory Agreement through June 30, 2020, as being in the best interests of the Fund and its shareholders.

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at December 31, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

(This Page Intentionally Left Blank.)

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA 94965

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    March 6, 2020

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date    March 6, 2020

* Print the name and title of each signing officer under his or her signature.